Item 1. Report to Shareholders

November 30, 2004

T. Rowe Price Short-Term Bond Fund

Semiannual Report

T. Rowe Price

--------------------------------------------------------------------------------

The views and opinions in this report were current as of November 30, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, an d the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

--------------------------------------------------------------------------------

                               REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

Fellow Shareholders

During the past six months, the Federal Reserve embarked on a policy of tightening its monetary stance. As a result, interest rates for the shortest maturities have risen sharply along with an increase in the fed funds rate target from 1.0% to 2.0% from June through the end of November. Simultaneously, intermediate- and longer-term yields have actually declined, resulting in a positive total return for your fund.

MARKET ENVIRONMENT

Short- and longer-term interest rates moved counter to each other during the past six months, with short yields rising and longer yields declining as the Federal Reserve boosted the fed funds rate in four stages. The Federal Reserve's four rate increases from June through November doubled the official federal funds rate, to 2% but left rates at levels that were still quite low by historical standards; indeed, as recently as four years ago, the federal funds rate had been above 6%. Factoring in inflation, real short-term rates stood below 0.5%. The Fed made clear that it would continue to move away from this highly "accommodative" stance with further rate increases, although it would do so at a measured pace.

[GRAPHIC OMITTED]

INTEREST RATE LEVELS
--------------------------------------------------------------------------------

FRB 5-Year Treasury Note

FRB 2-Year Treasury Note

Fed Funds Target

                 FRB 5-Year            FRB 2-Year          Fed Funds
               Treasury Note         Treasury Note           Target

11/30/03           3.35%                 2.04%                1.00%

12/03              3.25                  1.82                 1.00

1/04               3.14                  1.82                 1.00

2/04               2.94                  1.64                 1.00

3/04               2.78                  1.57                 1.00

4/04               3.62                  2.32                 1.00

5/04               3.79                  2.53                 1.00

6/04               3.77                  2.68                 1.25

7/04               3.69                  2.68                 1.25

8/04               3.31                  2.39                 1.50

9/04               3.37                  2.61                 1.75

10/04              3.28                  2.55                 1.75

11/30/2004         3.69                  3.00                 2.00

During the period, the U.S. dollar sank to an all-time low against the euro, and gold rose to levels not seen since the late 1980s. While the administration has proclaimed its preference for a "strong dollar," it has quietly allowed the dollar to weaken against major foreign currencies without taking significant steps to reverse the situation.

Recent economic reports reflected solid fundamentals. Low interest rates, ease of financing, rising incomes, and an improving labor market all acted to bolster housing demand in recent months. Similarly, strong cash flow, healthy balance sheets, and rising utilization rates offer ongoing support for business equipment purchases, with additional stimulus coming from favorable depreciation allowances set to expire at year-end. Finally, the downward trend in jobless claims supports the view that slack in the labor market will continue to diminish. An improving economy normally results in higher interest rates, which puts downward pressure on bond prices.

The economy grew at a 3.9% annual rate in the third quarter, slightly faster than the 3.7% initially reported. Higher exports, business investments, and consumer spending were behind the increase. Chicago purchasing managers reported that their monthly measure of business activity fell to 65.2% in November from 68.5% the month before as automakers cut back production, but readings above 50% still reflect an expanding economy.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 11/30/04                                    6 Months     12 Months
--------------------------------------------------------------------------------

Short-Term Bond Fund                                         1.15%         1.48%

Lehman Brothers 1-3 Year U.S. Government/Credit Index        1.04          1.70

Lipper Short Investment Grade Debt Funds Average             1.13          1.57

Please see the fund's quarter-end returns following this letter.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                              5/31/04      11/30/04
--------------------------------------------------------------------------------

Price Per Share                                             $4.76         $4.75

Dividends Per Share

  For 6 Months                                               0.07          0.06

  For 12 Months                                              0.14          0.13

30-Day Dividend Yield *                                      2.66%         2.87%

30-Day Standardized Yield to Maturity                        2.50          2.86

Weighted Average Maturity (years)                             2.3           2.4

Weighted Average Effective Duration (years)                   1.6           1.7

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value per share at the end of the period.

Note: Yield will vary and is not guaranteed

PERFORMANCE

Your fund generated modest gains during the 6- and 12-month periods ended November 30, 2004, surpassing the Lehman Brothers 1-3 Year U.S. Government/Credit Index and performing roughly in line with the Lipper peer group over the last six months but trailing both benchmarks during the 12-month cycle. The fund's net asset value declined a penny from the end of May to $4.75 at the end of November in a challenging environment, but dividends contributed $0.06 per share, resulting in a positive total return for the six-month period. For the 12-month cycle, net asset value fell $0.06 but dividends amounting to $0.13 per share put the annual return in positive territory.

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

U.S. Government Agency Securities*      20%

AAA                                     28

AA                                       7

A                                       20

BBB                                     25

Based on net assets as of 11/30/04.

* U.S. government agencies include GNMA and conventional pass-throughs and CMOs.

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

The fund's higher yield, generated primarily by our corporate and asset-backed securities, managed to keep performance slightly ahead of its major benchmarks during the past six months. The shortfall over the 12-month period was a result of the portfolio's short duration throughout most of 2004. (Duration is a measure of a bond fund's sensitivity to interest rates; see Glossary for a more detailed explanation.) Duration had not been a significant factor earlier when virtually all short-term bond funds had maintained similar postures, but a longer duration when intermediate-term rates were falling in recent months would have benefited results. Fund duration stood at 1.7 years at the end of November, and it was only a notch lower at 1.6 years a year ago.

SECURITY DIVERSIFICATION
--------------------------------------------------------------------------------

Mortgage-Backed Securities            22%

Corporate Bonds                       50

U.S. Treasuries                        6

U.S. Agency Obligations                4

Asset-Backed Securities               15

Other and Reserves                     3

Based on net assets as of 11/30/04.

Our investment strategy continued to focus on maintaining a slightly higher-than-average yield compared with competing funds. This was accomplished by reducing our allocation of U.S. Treasury securities during the past six months and simultaneously lifting our exposure to agency, mortgage-backed, industrial, asset-backed, and utilities holdings.

At the end of November, 28% of the portfolio was allocated to AAA securities, 20% to agencies (including GNMAs and collateralized mortgage obligations), 7% to AA, 20% to A, and 25% to BBB. Corporate bonds amounted to 50% of portfolio net assets, mortgage-backed securities 22%, asset-backed securities 15%, and the remaining 10% was divided between U.S. Treasuries and agency obligations.

OUTLOOK

Inflation remains well contained, reflecting expectations for moderate growth in labor costs, gains in worker productivity, and a declining trend in the price of crude oil. We expect the Federal Reserve to continue its policy of raising short-term interest rates during the coming year, and longer-term yields are likely to track higher as well. However, we believe shorter rates will rise more rapidly, resulting in a gradually flattening yield curve through 2005.

In this type of environment, with the economy growing moderately, longer-term yields increasing more slowly than short-term rates, and inflation under control, shorter-term bonds should perform reasonably well. We reiterate our position that, while market conditions may become less friendly to bond investors as rates move higher, investors should keep a portion of their assets in this segment of the fixed-income market. Short-term fixed-income securities offer portfolio diversification, are less volatile than equities and long-term bonds, generate income that can help offset principal losses, and provide a relatively safe haven in periods of geopolitical instability.

As long as the Fed implements its tightening strategy with incremental rate hikes, the short-term market should be able to absorb them with relative ease. In addition, the diversified mix of bonds in our portfolio provides investors with a yield advantage over Treasuries, which can help offset any weakness in principal. As always, we will continue to monitor conditions closely and look for opportunities as they become available in a changing economic environment.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Edward A. Wiese
President and chairman of the fund's Investment Advisory Committee

December 22, 2004

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

--------------------------------------------------------------------------------
RISKS OF FIXED-INCOME INVESTING

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund's income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund's sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

Lehman Brothers 1-3 Year U.S. Government/Credit Index: A total return index that incorporates all bonds in both the Treasury Bond Index and the Agency Bond Index, as well as U.S. corporate and some foreign debentures and secured notes, with maturities of one to three years.

Duration: A measure of a bond fund's sensitivity to changes in interest rates. For example, a fund with a duration of two years would fall about 2% in price in response to a one-percentage-point rise in interest rates, and vice versa.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

As of 11/30/04

Short-Term Bond Fund $16,968

Lehman Brothers 1-3 Yr. U.S. Government/Credit Index $17,860

                                           Lehman Brothers
                      Short-Term             1-3 Yr. U.S.
                      Bond Fund        Government/Credit Index

11/94                 $10,000                  $10,000

11/95                  10,814                   11,033

11/96                  11,336                   11,687

11/97                  11,946                   12,385

11/98                  12,739                   13,286

11/99                  13,029                   13,744

11/00                  13,983                   14,692

11/01                  15,411                   16,166

11/02                  16,007                   17,006

11/03                  16,722                   17,562

11/04                  16,968                   17,860



AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Short-Term Bond Fund                         1.48%          5.43%          5.43%

Lehman Brothers 1-3 Year U.S.
Government/Credit Index                      1.70           5.38           5.97

Lipper Short Investment Grade
Debt Funds Average                           1.57           4.62           5.30

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

                                 Beginning          Ending         Expenses Paid
                             Account Value   Account Value        During Period*
                                    6/1/04        11/30/04    6/1/04 to 11/30/04
--------------------------------------------------------------------------------

Actual                              $1,000       $1,011.50                 $2.77

Hypothetical (assumes 5%
return before expenses)              1,000        1,022.31                  2.79

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.55%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by the days in the year (365) to reflect the half-year period.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

QUARTER-END RETURNS
--------------------------------------------------------------------------------

Periods Ended 12/31/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Short-Term Bond Fund                         1.49%          5.46%          5.56%

Lehman Brothers 1-3 Year U.S.
Government/Credit Index                      1.30           5.41           5.98

Lipper Short Investment Grade
Debt Funds Average                           1.35           4.57           5.34

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                           6 Months     Year
                              Ended    Ended
                           11/30/04  5/31/04  5/31/03  5/31/02  5/31/01  5/31/00
NET ASSET VALUE

Beginning of period        $  4.76  $  4.87  $  4.75   $ 4.71   $ 4.52  $  4.63

Investment activities

  Net investment income
  (loss)                      0.06*    0.14*    0.19*    0.25*    0.28*    0.26

  Net realized and
  unrealized gain (loss)     (0.01)   (0.11)    0.12     0.04     0.19    (0.11)

  Total from
  investment activities       0.05     0.03     0.31     0.29     0.47     0.15

Distributions

  Net investment income      (0.06)   (0.14)   (0.19)   (0.25)   (0.28)   (0.26)

NET ASSET VALUE

End of period              $  4.75  $  4.76  $  4.87   $ 4.75  $  4.71  $  4.52
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                1.15%*    0.54%*   6.74%*   6.24%* 10.61%*    3.39%

Ratio of total expenses to
average net assets           0.55%*!   0.55%*   0.55%*   0.55%*  0.59%*    0.72%

Ratio of net investment
income (loss) to average
net assets                   2.62%*!   2.67%*   3.85%*   5.11%*  5.99%*    5.74%

Portfolio turnover rate      44.7%!    69.5%   110.1%    49.9%   77.6%v    50.7%

Net assets, end of period
(in millions)              $ 1,507   $ 1,596  $ 1,052   $  696  $  469   $   287

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 9/30/06.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

v Excludes the effect of the acquisition of Summit Limited-Term Bond Fund's and Short-Term U.S. Government's Fund's assets.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares         Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES   49.8%

Banking and Finance   16.8%

ABN AMRO Bank (Chicago), 7.25%, 5/31/05                      3,620         3,686

AIG Sunamerica Global Financing XII, 144A,
 5.30%, 5/30/07                                              3,450         3,587

Allstate Financial Global Funding, 144A,
 5.25%, 2/1/07                                               4,500         4,669

AT&T Capital Corporation, 6.60%, 5/15/05                     1,110         1,129

Bank of America, 5.25%, 2/1/07                               9,000         9,335

Bank of New York, 2.20%, 5/12/06                             6,000         5,920

Bank One Corp., 6.50%, 2/1/06                                3,000         3,119

CIT Group

    4.125%, 2/21/06                                          5,162         5,221

    5.50%, 11/30/07                                          3,000         3,134

Citigroup

    4.125%, 6/30/05                                          3,000         3,024

    5.75%, 5/10/06                                           6,000         6,216

Countrywide Home Loans, 4.125%, 9/15/09                      7,000         6,918

Developers Diversified Realty, 3.875%, 1/30/09               5,000         4,864

EOP Operating Limited Partnership, 8.375%, 3/15/06           6,000         6,377

Fifth Third Bank, 2.70%, 1/30/07                            10,000         9,856

First Union, 7.55%, 8/18/05                                  4,750         4,905

Goldman Sachs Group, VR, 2.145%, 7/2/07                      9,000         9,009

Greenpoint Financial, 3.20%, 6/6/08                          5,000         4,863

HBOS Treasury Services, 144A, 3.125%, 1/12/07                8,000         7,950

Household Finance, 5.75%, 1/30/07                            4,330         4,525

ING Security Life Institutional Fund, 144A,
2.70%, 2/15/07                                               9,000         8,854

International Lease Finance, 3.75%, 8/1/07                   7,500         7,488

JP Morgan Chase, 3.125%, 12/11/06                            5,800         5,768

Keycorp, 6.75%, 3/15/06                                      1,850         1,935

Landwirtschaftliche Rentenbank, 3.75%, 6/15/09              10,000         9,939

Lehman Brothers, 6.25%, 5/15/06                              5,500         5,739

Marsh & McLennan, 3.625%, 2/15/08                            3,500         3,354

Marshall & Ilsley Bank

    2.625%, 2/9/07                                           3,000         2,960

    4.125%, 9/4/07                                           2,160         2,185

Massmutual Global Funding, 144A, 3.25%, 6/15/07              6,430         6,363

Merrill Lynch

    7.00%, 3/15/06                                             225           235

  VR, 3.81%, 3/2/09                                          7,000         6,992

Midland Bank, 7.625%, 6/15/06                                4,300         4,572

Morgan Stanley Dean Witter, 6.10%, 4/15/06                   6,700         6,963

National City Bank, 2.375%, 8/15/06                          5,000         4,920

National Rural Utilities, 3.875%, 2/15/08                    9,255         9,251

Regions Bank, 2.90%, 12/15/06                                5,635         5,575

SLM Corporation, VR, 3.66%, 4/1/09                          10,000        10,044

St. Paul Companies, 5.75%, 3/15/07                           2,475         2,583

Swedish Export Credit, 2.875%, 1/26/07                       6,015         5,967

Travelers Property Casualty, 3.75%, 3/15/08                  1,770         1,751

U.S. Bank, 2.87%, 2/1/07                                    12,000        11,828

Wachovia

    7.45%, 7/15/05                                           2,000         2,057

  VR, 2.23%, 7/20/07                                         3,000         3,001

Wells Fargo, 4.20%, 1/15/10                                  9,500         9,483

Zions Bancorporation, 2.70%, 5/1/06                          4,800         4,764

                                                                         252,878

Consumer Products and Services   8.7%

Abbott Laboratories, 5.625%, 7/1/06                          4,225         4,383

AOL Time Warner, 6.125%, 4/15/06                             6,650         6,896

Brown-Forman, 2.125%, 3/15/06                                9,000         8,898

Bunge Limited Finance, 4.375%, 12/15/08                      5,950         5,967

Cargill Inc., 144A, 6.25%, 5/1/06                            6,500         6,773

Chancellor Media, 8.00%, 11/1/08                             7,100         7,952

Clorox, 144A, VR, 2.544%, 12/14/07                           3,750         3,750

Comcast Cable, 8.375%, 5/1/07                                6,000         6,642

CVS, 144A, 4.00%, 9/15/09                                    5,000         4,944

Dayton Hudson Corporation, 7.50%, 7/15/06                    2,500         2,670

Disney, 6.75%, 3/30/06                                       6,000         6,266

Gillette, 3.50%, 10/15/07                                    6,250         6,185

Harrah's Operating, 7.125%, 6/1/07                           7,100         7,637

Home Depot, 144A, 3.75%, 9/15/09                             5,290         5,213

IBM, 2.375%, 11/1/06                                         5,500         5,415

Kraft Foods, 4.625%, 11/1/06                                 4,850         4,953

Kroger, 7.80%, 8/15/07                                       5,000         5,478

McCormick

    3.35%, 4/15/09                                           5,000         4,852

    6.40%, 2/1/06                                            3,400         3,530

Merck, 2.50%, 3/30/07                                        4,700         4,579

Motorola, 5.80%, 10/15/08                                    5,750         6,069

Newell Rubbermaid, 2.00%, 5/1/05                             1,515         1,508

Pfizer, 2.50%, 3/15/07                                       6,000         5,851

Viacom, 5.625%, 5/1/07                                       4,440         4,669

                                                                         131,080

Energy   2.6%

BP Canada Finance, 3.375%, 10/31/07                          5,700         5,661

ConocoPhillips, 3.625%, 10/15/07                             6,350         6,345

Devon Energy, 2.75%, 8/1/06                                  4,600         4,558

Encana, 4.60%, 8/15/09                                       5,600         5,692

Halliburton, 144A, VR, 2.85%, 1/26/07                        4,000         3,998

Pemex Project Funding Master Trust, 144A
VR, 3.18%, 6/15/10                                           7,000         7,167

Smith International Inc., 7.00%, 9/15/07                     5,000         5,390

                                                                          38,811

Industrial   6.4%

Alcoa, 4.25%, 8/15/07                                        2,475         2,515

American Honda Finance, 144A, 2.875%, 4/3/06                 4,400         4,384

Caterpillar Financial Services

    2.35%, 9/15/06                                           6,500         6,392

    2.625%, 1/30/07                                          3,500         3,440

Daimlerchrysler, 4.75%, 1/15/08                              5,000         5,093

Dow Chemical, 7.00%, 8/15/05                                 6,000         6,171

Ford Motor Credit, 6.50%, 1/25/07                            3,750         3,896

General Electric, VR, 2.15%, 10/24/05                        2,665         2,665

General Electric Capital, 5.00%, 6/15/07                     6,000         6,202

General Motors Acceptance Corp., 6.75%, 1/15/06              7,000         7,198

Hertz, VR, 3.40%, 8/5/08                                     2,250         2,249

Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07               4,500         4,852

John Deere Capital, 3.90%, 1/15/08                           4,000         4,018

Lennar, VR, 2.66%, 3/19/09                                   5,000         4,998

Meadwestvaco, 2.75%, 12/1/05                                 3,700         3,680

Praxair, 4.75%, 7/15/07                                      4,000         4,126

Pulte Homes, 4.875%, 7/15/09                                 4,655         4,683

Sealed Air, 144A, 5.375%, 4/15/08                            6,000         6,179

Tyco International, 5.80%, 8/1/06                            6,200         6,433

Weyerhaeuser

    5.50%, 3/15/05                                           1,500         1,511

    6.00%, 8/1/06                                            5,000         5,209

                                                                          95,894

Media and Communications   5.5%

Alltel, 6.75%, 9/15/05                                       3,750         3,869

America Movil, 2.735%, 4/27/07                               5,000         4,997

BellSouth, VR, 2.415%, 11/15/07                              5,200         5,198

Belo, 8.00%, 11/1/08                                         6,000         6,743

British Telecommunications, STEP, 7.875%, 12/15/05           8,000         8,381

Cox Enterprises, 144A, 4.375%, 5/1/08                        6,150         6,124

Deutsche Telekom International Finance, 3.875%, 7/22/08      6,000         5,965

France Telecom, STEP, 7.95%, 3/1/06                          8,600         9,071

Sprint Capital, 6.00%, 1/15/07                               5,600         5,865

Telefonica Europe, 7.35%, 9/15/05                            3,000         3,101

Telefonos De Mexico, 4.50%, 11/19/08                         5,545         5,567

Telus, 7.50%, 6/1/07                                         5,000         5,440

Verizon Global Funding, 6.125%, 6/15/07                      5,000         5,295

Verizon Wireless, 5.375%, 12/15/06                           7,600         7,892

                                                                          83,508

Transportation Services   0.6%

ERAC USA Finance, 144A, 6.625%, 2/15/05++                    5,665         5,705

Union Pacific, 5.75%, 10/15/07                               4,000         4,202

                                                                           9,907

Utilities   9.2%

Alabama Power, 3.50%, 11/15/07                               9,000         8,944

Appalachian Power, 2.30%, 6/29/07                            3,350         3,349

Arizona Public Service, 7.625%, 8/1/05                       5,000         5,133

CE Electric UK Funding, 144A, 6.995%, 12/30/07               2,370         2,515

Centerpoint Energy, 5.875%, 6/1/08                           5,000         5,227

Consumers Energy, 6.25%, 9/15/06                             4,057         4,246

Dominion Resources, 7.625%, 7/15/05                          3,000         3,088

Duke Capital, 4.302%, 5/18/06                                6,500         6,568

Energy East, 5.75%, 11/15/06                                 5,750         5,969

Entergy Gulf States, 5.20%, 12/3/07                          5,310         5,310

FirstEnergy, 5.50%, 11/15/06                                 3,175         3,272

Niagara Mohawk, 7.75%, 10/1/08                               2,200         2,464

Nisource Finance, VR, 2.94%, 5/4/05                          6,000         6,000

Panhandle Eastern Pipeline, 2.75%, 3/15/07                   6,000         5,845

Pepco Holdings, 5.50%, 8/15/07                               5,000         5,180

PG&E, VR, 2.72%, 4/3/06                                      3,994         3,998

Pinnacle West Capital, 6.40%, 4/1/06                         3,300         3,417

PPL Capital Funding, 4.33%, 3/1/09                           5,000         4,981

Progress Energy, 5.85%, 10/30/08                             7,100         7,469

PSEG Power, 6.875%, 4/15/06                                  5,345         5,585

Sempra Energy, VR, 2.809%, 5/21/08                           8,950         8,940

Southern California Edison, 8.00%, 2/15/07                   7,000         7,642

Texas-New Mexico Power, 6.125%, 6/1/08                       3,650         3,777

TXU Energy

    6.125%, 3/15/08                                          2,900         3,037

  VR, 2.838%, 1/17/06                                        2,335         2,334

Westar Energy, 7.875%, 5/1/07                                5,055         5,489

Western Power Distribution Holdings, 144A
6.875%, 12/15/07                                             2,700         2,789

Wisconsin Electric Power, 3.50%, 12/1/07                     5,625         5,594

                                                                         138,162

Total Corporate Bonds and Notes (Cost  $751,601)                         750,240


ASSET-BACKED SECURITIES   14.9%

Aesop Funding II, Series 2003-5A, Class A1
144A, 2.78%, 12/20/07                                        6,350         6,291

American Express Credit Account Master Trust
Series 2004-1, Class C, 144A, 2.65%, 9/15/11                 4,500         4,500

Bank One Auto Securitization, Series 2003-1, Class A3
1.82%, 9/20/07                                               9,850         9,746

BMW Vehicle Owner Trust, Series 2003-A, Class A3
1.94%, 2/25/07                                               6,705         6,686

Capital Auto Receivables Asset Trust

  Series 2002-2, Class A4, 4.50%, 10/15/07                   2,781         2,801

  Series 2002-2, Class CERT, 4.18%, 10/15/07                   713           717

  Series 2004-1, Class A4,  , 2.64%, 11/17/08                9,000         8,825

  Series 2004-1, Class CTFS, 2.84%, 9/15/10                  7,000         6,861

Capital One Master Trust, Series 1998-1, Class A
6.31%, 6/15/11                                               9,000         9,745

Chase Manhattan Auto Owner Trust, Series 2001-B,
Class CTFS 3.75%, 5/15/08                                      453           454

CIT RV Trust

  Series 1997-A, Class A6, 6.35%, 4/15/11                       72            72

  Series 1998-A, Class A4, 6.09%, 2/15/12                      433           434

Citibank Credit Card Issuance Trust

  Series 2000-A3, Class A3, 6.875%, 11/15/09                 3,700         4,034

  Series 2001-A6, Class A6, 5.65%, 6/16/08                   7,000         7,255

  Series 2004-C1, Class C1, VR, 2.75%, 7/15/13              11,000        11,019

Comed Transitional Funding Trust, Series 1998-1, Class A5
5.44%, 3/25/07                                               1,320         1,328

CPL Transition Funding, Series 2002-1, Class A1
3.54%, 1/15/07                                               1,310         1,312

GS Auto Loan Trust

  Series 2004-1, Class A3, 2.13%, 11/15/07                   3,000         2,970

  Series 2004-1, Class C, VR, 2.68%, 5/16/11                 6,000         5,955

Harley-Davidson Motorcycle Trust

  Series 2001-1B, Class CTFS, 5.29%, 1/15/09                   693           702

  Series 2003-3, Class A2, 2.76%, 5/15/11                    4,700         4,657

  Series 2004-1, Class B, VR, 2.00%, 11/15/11                4,000         3,903

Hertz Vehicle Financing, Series 2004-1, Class A2
144A, 2.38%, 5/25/08                                        12,500        12,181

Honda Auto Receivables, Series 2003-5, Class A4
2.96%, 4/20/09                                               9,125         9,020

Household Affinity Credit Card, Series 2003-1, Class A
VR, 1.99%, 2/15/10                                           5,000         5,012

Hyundai Auto Receivables Trust

  Series 2003-A, Class B, 2.99%, 10/15/10                    3,275         3,242

  Series 2003-A, Class C, 3.19%, 10/15/10                    1,225         1,216

John Deere Owner Trust

  Series 2001-A, Class A4, 3.78%, 9/15/08                    3,803         3,805

  Series 2003-A, Class A3, 1.79%, 4/15/07                    2,000         1,984

MBNA Credit Card Master Note Trust

  Series 2001-C1, Class C1, VR, 3.15%, 10/15/08              6,000         6,052

  Series 2003-C2, Class C2, VR, 3.70%, 6/15/10               5,000         5,149

MBNA Master Credit Card Trust, Series 2000-D, Class A
VR, 2.30%, 9/15/09                                          10,600        10,641

Morgan Stanley Auto Loan Trust, Series 2004-HB1, Class C
VR, 2.88%, 10/15/11                                          4,591         4,572

Navistar Financial Corp. Owner Trust
Series 2003-B, Class A3, VR, 2.30%, 4/15/08                 10,000        10,025

Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4, 2.76%, 7/15/09                      9,000         8,705

Nissan Auto Receivables Owner Trust, Series 2002-A,
Class A4 4.28%, 10/16/06                                      749           756

Regions Auto Receivables Trust, Series 2002-1, Class A3
2.63%, 1/16/07                                               2,403         2,404

Reliant Energy Transition Bond Trust, Series 2001-1,
Class A1 3.84%, 9/15/07                                      2,190         2,202

SSB Auto Loan Trust, Series 2002-1, Class C
4.13%, 2/15/09                                                 669           671

USAA Auto Owner Trust, Series 2003-1, Class A3
1.58%, 6/15/07                                              10,000         9,947

WFS Financial Owner Trust, Series 2004-2, Class C
3.20%, 11/21/11                                             12,500        12,481

World Financial Network

  Series 2003-A, Class A2, VR, 2.47%, 5/15/12               10,000        10,043

  Series 2004-B, Class C, VR, 2.75%, 7/15/10                 4,600         4,603

Total Asset-Backed Securities (Cost  $226,206)                           224,978


U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES   16.7%

U.S. Government Agency Obligations (+/-)   15.7%

Federal Home Loan Mortgage

    4.50%, 10/1/07                                           6,618         6,796

    5.00%, 10/1 - 11/1/18                                   24,537        24,897

    6.00%, 5/1 - 7/1/17                                      6,203         6,518

    10.00%, 6/1 - 10/1/05                                        2             2

    10.75%, 12/1/09                                             23            25

  CMO

    2.37%, 12/15/09                                         12,000        11,917

    3.32%, 12/15/11                                          3,000         2,930

    4.00%, 1/15/22                                           9,000         9,040

    4.105%, 10/27/31                                         2,853         2,857

    4.50%, 2/15/13                                           9,722         9,822

    5.00%, 1/15/19 - 6/15/23                                34,000        34,959

    6.50%, 8/15/23                                           1,390         1,427

  CMO, IO

    4.50%, 5/15/16 - 4/15/18                                 5,689           797

  TBA, 6.00%, 1/1/18                                         8,646         9,052

Federal National Mortgage Assn.

    4.50%, 5/1/18                                            8,586         8,547

    5.00%, 1/1/09 - 11/1/18                                 10,155        10,317

    5.50%, 5/1/16 - 6/1/34                                  50,201        51,825

    6.00%, 7/1 - 11/1/13                                       235           247

    9.00%, 5/1/05                                               10            10

  ARM

    2.805%, 11/1/21                                            106           107

    3.00%, 11/1/17                                              25            25

    3.008%, 12/1/16                                              5             5

    3.02%, 3/1/19                                                3             3

    3.066%, 10/1/17                                             22            22

    3.108%, 3/1/20                                              17            17

    3.111%, 7/1/27                                             157           159

    3.125%, 12/1/17 - 11/1/20                                   81            82

    3.162%, 3/1/18                                               7             7

    3.184%, 5/1/17                                              52            52

    3.816%, 10/1/33                                         13,231        13,331

    4.396%, 12/1/32                                          7,773         7,817

    4.75%, 6/1 - 7/1/18                                         22            22

    4.94%, 5/1/24                                               28            29

    5.516%, 1/1/19                                             142           145

  CMO

    3.50%, 4/25/13                                          10,000        10,006

    4.50%, 6/25/13                                          12,000        12,039

    6.00%, 6/25/16                                             275           280

    9.00%, 1/25/08                                             872           911

                                                                         237,044

U.S. Government Obligations   1.0%

Government National Mortgage Assn.

    6.00%, 7/15/17                                           2,770         2,923

    7.00%, 9/15/12 - 12/15/13                                3,066         3,270

    8.00%, 5/15/07                                              60            62

    8.50%, 1/15 - 3/15/06                                       20            20

    9.00%, 12/15/05 - 2/15/06                                   18            18

    9.50%, 4/15/05 - 10/15/09                                    3             3

    10.00%, 11/15/09 - 10/15/21                                 88            99

    10.50%, 11/15/15                                            26            29

    11.00%, 4/20/14                                              2             2

    11.25%, 7/15 - 8/15/13                                      35            40

    11.50%, 3/15/10 - 12/15/15                                 326           374

    11.75%, 8/15 - 9/15/13                                     107           123

  CMO, 3.59%, 10/16/07                                       8,000         7,974

                                                                          14,937

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $252,152)                                              251,981

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES   5.6%

Banc of America Commercial Mortgage, Series 2003-1,
Class A1 CMO, 3.878%, 9/11/36                                4,560         4,493

Bank of America Mortgage Securities

  Series 2003-L, Class 2A2, CMO, VR, 4.32%, 1/25/34          9,242         9,162

  Series 2004-A, Class 2A2, CMO, VR, 4.152%, 2/25/34         5,303         5,233

  Series 2004-H, Class 2A2, CMO, VR, 4.817%, 9/25/34        12,707        12,854

BankBoston Home Equity Loan Trust, Series 1998-2, Class A6
6.64%, 12/25/28                                              5,000         5,197

Chase Funding Mortgage Loan, Series 2002-4, Class 2A1
VR, 2.551%, 10/25/32                                         3,853         3,861

Countrywide Home Loans, Series 2003-60, Class 3A-1
CMO, VR 5.19%, 2/25/34                                       8,387         8,438

DLJ Commercial Mortgage, Series 1999-CG2, Class A1B
CMO 7.30%, 6/10/32                                           4,200         4,688

GMAC Commercial Mortgage Securities, Series 1998-C2,
Class A1 CMO, 6.15%, 5/15/35                                   718           724

Greenwich Capital Commercial Funding, Series 2004-GG1A
Class A2, CMO, 3.835%, 6/10/36                               7,500         7,494

Morgan Stanley Dean Witter, Series 2002-TOP7, Class A1
CMO, 5.38%, 1/15/39                                          4,461         4,621

Prudential Securities Secured Financing, Series 1999-NRF1
Class A1, CMO, 6.074%, 11/1/31                                 191           195

Residential Asset Mortgage Products

  Series 2003-RZ2, Class A1, CMO, VR, 3.60%, 4/25/33         5,583         5,552

  Series 2004-RZ3, Class AI2, VR, 3.42%, 10/25/27            4,000         3,969

Ryland Mercury Savings Trust, Series 1998-MS2, Class A
VR, 3.31%, 10/25/18                                             18            18

Sovereign Bank Home Equity Loan Trust, Series 2000-1,
Class A6 7.25%, 2/25/15                                        536           566

Washington Mutual, Series 2004-AR1, Class A, CMO, VR
4.229%, 3/25/34                                              6,838         6,736

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $84,688)                                                83,801

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 9.8%

U.S. Government Agency Obligations (+/-)   4.0%

Federal Home Loan Mortgage

    2.75%, 3/15/08                                           4,500         4,383

    2.875%, 9/15/05                                         20,000        20,025

Federal National Mortgage Assn.

    2.50%, 6/15/06                                          10,000         9,915

    3.25%, 8/15/08                                          14,183        13,973

  VR, 3.794%, 2/17/09                                       12,100        12,230

                                                                          60,526

U.S. Treasury Obligations   5.8%

U.S. Treasury Notes

  1.50%, 7/31/05                                            11,800        11,728

  1.625%, 1/31 - 4/30/05 ++                                 75,000        74,904

                                                                          86,632

Total U.S. Government & Agency Obligations (excluding
Mortgage-Backed) (Cost  $147,359)                                        147,158


SHORT-TERM INVESTMENTS   3.8%

Money Market Funds   3.8%

T. Rowe Price Reserve Investment Fund, 2.00% #!             57,903        57,903

Total Short-Term Investments (Cost $57,903)                               57,903

FUTURES CONTRACTS   0.0%

Variation margin receivable (payable) on open
futures contracts (2)                                                       (21)

Total Futures Contracts                                                     (21)

Total Investments in Securities

100.6% of Net Assets (Cost $1,519,909)                                $1,516,040
                                                                      ----------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2004.

!     Affiliated company - See Note 4

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $118,788 and represents 7.9% of net assets

ARM   Adjustable Rate Mortgage

CMO   Collateralized Mortgage Obligation

IO Interest Only security for which the fund receives interest on notional principal (par)

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA   To Be Announced security was purchased on a forward commitment basis

VR    Variable Rate

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

(2) Open Futures Contracts at November 30, 2004 were as follows:

(Amounts in 000s)

                                                        Contract     Unrealized
                                         Expiration      Value       Gain (Loss)
                                         ----------   ----------     -----------
Short, 250 U.S. Treasury five year
contracts $1,000 par of 1.625% U.S.
Treasury Notes pledged as initial
margin                                         3/05   $ (27,207)          $  26

Net payments (receipts) of variation
margin to date                                                              (47)

Variation margin receivable (payable)
on open futures contracts                                                 $ (21)

--------------------------------------------------------------------------------

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

++Restricted Securities

(Amounts in 000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $5,705 and represents 0.4% of net assets.

                                                     Acquisition     Acquisition
Description                                                 Date            Cost
------------------------------------------------    ------------    ------------
                                                          9/20 -
ERAC USA Finance, 144A, 6.625%, 2/15/05                  9/24/02        $  5,974

Totals                                                                  $  5,974
                                                                        --------

The fund has registration rights for certain restricted securities held as of November 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $57,903)                           $        57,903

  Non-affiliated companies (cost $1,462,006)                          1,458,137

  Total investments in securities                                     1,516,040

Other assets                                                             24,310

Total assets                                                          1,540,350

Liabilities

Total liabilities                                                        33,116

NET ASSETS                                                      $     1,507,234
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $        (3,920)

Undistributed net realized gain (loss)                                  (11,394)

Net unrealized gain (loss)                                               (3,822)

Paid-in-capital applicable to 317,233,827 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,526,370

NET ASSETS                                                      $     1,507,234
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          4.75
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                       11/30/04
Investment Income (Loss)

Income

  Interest                                                           $   23,193

  Dividend                                                                1,190

  Securities lending                                                          1

  Total income                                                           24,384

Expenses

  Investment management                                                   3,193

  Shareholder servicing                                                   1,247

  Custody and accounting                                                     96

  Prospectus and shareholder reports                                         51

  Registration                                                               36

  Legal and audit                                                             8

  Directors                                                                   4

  Miscellaneous                                                               6

  Reductions/repayments of fees and expenses
    Investment management fees (waived) repaid                             (403)

  Total expenses                                                          4,238

  Expenses paid indirectly                                                   (1)

  Net expenses                                                            4,237

Net investment income (loss)                                             20,147

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                (95)

  Futures                                                                (3,383)

  Foreign currency transactions                                               1

  Net realized gain (loss)                                               (3,477)

Change in net unrealized gain (loss)

  Securities                                                               (764)

  Futures                                                                   463

  Change in net unrealized gain (loss)                                     (301)

Net realized and unrealized gain (loss)                                  (3,778)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   16,369
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                        6 Months            Year
                                                           Ended           Ended
                                                        11/30/04         5/31/04
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $   20,147     $    34,846

  Net realized gain (loss)                               (3,477)          2,797

  Change in net unrealized gain (loss)                     (301)        (31,143)

  Increase (decrease) in net assets from operations      16,369           6,500

Distributions to shareholders

  Net investment income                                 (20,819)        (36,742)

Capital share transactions *

  Shares sold                                           253,701       1,001,801

  Distributions reinvested                               19,014          33,156

  Shares redeemed                                      (357,279)       (460,734)

  Increase (decrease) in net assets from capital
  share transactions                                    (84,564)        574,223

Net Assets

Increase (decrease) during period                       (89,014)        543,981

Beginning of period                                   1,596,248       1,052,267

End of period                                        $1,507,234     $ 1,596,248
                                                     ----------     -----------

(Including undistributed net investment income (loss) of ($3,920) at 11/30/04 and ($3,248) at 5/31/04)

*Share information

  Shares sold                                            53,231         207,635

  Distributions reinvested                                3,989           6,883

  Shares redeemed                                       (74,992)        (95,552)

  Increase (decrease) in shares outstanding             (17,772)        118,966

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on March 2, 1984. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. In the course of making a good faith determination of a security's fair value, the fund reviews a variety of factors, including market and trading trends and the value of comparable securities, such as unrestricted securities of the same issuer.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price

Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
During the six months ended November 30, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended November 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management.

Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2004, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $282,896,000 and $228,379,000, respectively, for the six months ended November 30, 2004. Purchases and sales of U.S. government securities aggregated $112,017,000 and $80,882,000, respectively, for the six months ended November 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2004, the fund had $8,766,000 of unused capital loss carryforwards, of which $2,405,000 expire in fiscal 2005, $1,276,000 expire in fiscal 2007, and $5,085,000 expire thereafter through fiscal 2009.

At November 30, 2004, the cost of investments for federal income tax purposes was $1,519,909,000. Net unrealized loss aggregated $3,822,000 at period-end, of which $6,632,000 related to appreciated investments and $10,454,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $465,000.

The fund is also subject to a contractual expense limitation through September 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Through September 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, management fees remain subject to repayment by the fund in the following amounts:
$2,017,000 through September 30, 2006 and $90,000 through September 30, 2008.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2004, expenses incurred pursuant to these service agreements were $42,000 for Price Associates, $384,000 for T. Rowe Price Services, Inc., and $138,000 for T. Rowe Price Retirement Plan Services, Inc. At period-end, a total of $113,000 of these expenses was payable.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended November 30, 2004, the fund was charged $101,000 for shareholder servicing costs related to the college savings plans, of which $78,000 was for services provided by Price and $13,000 was payable at period-end. At November 30, 2004, approximately 2.8% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended November 30, 2004, the fund was allocated $332,000 of Spectrum Funds' expenses and $76,000 of Retirement Funds' expenses. Of these amounts, $258,000 related to services provided by Price and $92,000 was payable at period-end. At November 30, 2004, approximately 25.8% of the outstanding shares of the fund were held by the Spectrum Funds and 1.6% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2004, dividend income from the Reserve Funds totaled $1,190,000, and the value of shares of the Reserve Funds held at November 30, 2004 and May 31, 2004 was $57,903,000 and $205,066,000, respectively.

As of November 30, 2004, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 490,573 shares of the fund, representing less than 1% of the fund's net assets.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 14, 2005